Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
Our interest rate swap contracts as at December 31, 2020 are summarized as follows:

(in thousands of $)	Notional principal	Inception date	Maturity date	Fixed Interest Rate
Receiving floating, pay fixed	25,000	June 2019	June 2024	2.00%
Receiving floating, pay fixed	50,000	June 2019	June 2024	2.15%
Receiving floating, pay fixed	50,000	June 2019	June 2024	2.15%
Receiving floating, pay fixed	25,000	September 2019	June 2024	1.38%
Receiving floating, pay fixed	25,000	September 2019	June 2024	1.40%
Receiving floating, pay fixed	75,000	June 2020	June 2025	1.39%
Receiving floating, pay fixed	50,000	July 2020	July 2025	1.38%
Receiving floating, pay fixed	25,000	July 2020	July 2025	1.38%
Receiving floating, pay fixed	75,000	July 2020	July 2025	1.43%
Receiving floating, pay fixed	49,375	August 2020	August 2025	0.35%
Receiving floating, pay fixed	24,688	August 2020	August 2025	0.35%
Receiving floating, pay fixed	35,000	September 2020	September 2025	1.03%
Receiving floating, pay fixed	25,000	September 2020	September 2025	1.22%
Receiving floating, pay fixed	25,000	September 2020	September 2025	1.22%
Receiving floating, pay fixed	25,000	September 2020	September 2025	0.37%
Receiving floating, pay fixed	50,000	October 2020	October 2025	0.41%
Receiving floating, pay fixed	41,667	February 2021	February 2026	0.45%
Receiving floating, pay fixed	83,333	February 2021	February 2026	0.45%